Leases (Tables)	3 Months Ended
Mar. 31, 2022
Lessee Disclosure [Abstract]
Schedule of supplemental balance sheets information
Supplemental information related to leases within the consolidated balance sheets is as follows:

	December 31, 2021	December 31, 2020
Other operating leases information
Weighted-average remaining lease term (years)	8.0	7.9
Weighted-average discount rate	11.7%	13.8%
Supplemental information related to leases within the condensed consolidated balance sheets is as follows:

	March 31, 2022	December 31, 2021
Other operating leases information
Weighted-average remaining lease term (years)	8.0	8.0
Weighted-average discount rate	11.0%	11.7%

Schedule of lease cost	The following lease costs were recognized in other operating (income) expenses within the accompanying consolidated statements of operations and comprehensive loss:

	Year ended December 31,
	2021	2020
	(in thousands)
Operating lease costs
Fixed lease cost	$11,944	$7,389
Variable lease cost	252	(79)
Total operating lease costs	$12,196	$7,310
The following lease costs were recognized in other operating expenses within the accompanying condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended March 31,
	2022	2021
	(in thousands)
Operating lease costs
Fixed lease cost	$4,138	$2,631
Variable lease cost	—	41
Total operating lease costs	$4,138	$2,672

Schedule of supplemental cash flows information
Supplemental cash flow information related to leases is as follows:

	Year ended December 31,
	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$10,495	$6,838
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$27,517	$18,369
Supplemental cash flow information related to leases is as follows:

	Three Months Ended March 31,
	2022	2021
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$2,936	$2,054
ROU assets obtained in exchange for lease obligations
ROU assets obtained in exchange for operating lease liabilities	$10,877	$4,445

Schedule of maturity of operating lease liability
Maturities of lease liabilities as of December 31, 2021 are as follows:

Leases
Fiscal Year	(in thousands)
2022	$13,474
2023	14,653
2024	14,167
2025	13,074
2026	12,164
Thereafter	39,361
Total undiscounted lease payments	106,893
Less imputed interest	(36,519)
Total lease liabilities	$70,374
Maturities of lease liabilities as of March 31, 2022 are as follows:

Fiscal Year	Leases
(in thousands)
Remainder of 2022	$11,948
2023	16,861
2024	16,461
2025	14,948
2026	13,900
Thereafter	48,504
Total undiscounted lease payments	122,622
Less imputed interest	(39,761)
Total lease liabilities	$82,861